SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax provision	$ 25,854	$ 83,214	$ 56,237
Deferred income tax benefit
Total	$ 25,854	$ 83,214	$ 56,237